Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 11 Related Party Transactions

On November 12, 2025, in connection with the repayment of term and equipment debt, the Company entered into a subordinated term note (the “Shareholder Note”) with its majority stockholder in the principal amount of $1,268,732. See Note 7 above for details of the Shareholder Note.